Property and Equipment, Net - Schedule of PPE (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment
Less: accumulated depreciation and impairment	$ (23,846)	$ (22,716)
Total property and equipment, net	32,474	33,541
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	28,653	34,091
Office equipment
Property, Plant and Equipment
Property and equipment, gross	3,087	3,463
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	1,124	1,363
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	12,348	14,904
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 11,108	$ 2,436